Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Prior to Exploration Stage [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Balance, Amount at Dec. 31, 2011	$ 89,120	$ 47,765,350	$ (20,009,496)	$ (19,016,551)	$ 8,828,423
Balance, Shares (in Shares) at Dec. 31, 2011	89,119,405
Reclassification from warrant derivative liability due to change in valuation methodology		780,000			780,000
Shares issued for directors fees	$ 103	150,956			151,059
Shares issued for directors fees (in Shares)	103,580
Warrant Cancellation		780,000			780,000
Shares issued for cashless option and warrant exercise	$ 146	(146)
Shares issued for cashless option and warrant exercise (in Shares)	146,459
Shares issued for cash	$ 1,250	1,623,750			1,625,000
Shares issued for cash (in Shares)	1,250,000
Stock-based compensation expense		2,314,154			2,314,154
Net loss				(9,732,399)	(9,732,399)
Balance, Amount at Dec. 31, 2012	$ 90,619	52,634,064	(20,009,496)	(28,748,950)	3,966,237
Balance, Shares (in Shares) at Dec. 31, 2012	90,619,444
Shares issued for directors fees	$ 270	316,205			316,475
Shares issued for directors fees (in Shares)	269,812
Shares issued for cash	$ 3,757	5,556,243			5,560,000
Shares issued for cash (in Shares)	3,756,757
Stock-based compensation expense		4,707,381			4,707,381
Net loss				(13,063,526)	(13,063,526)
Balance, Amount at Dec. 31, 2013	$ 94,646	63,213,893	(20,009,496)	(41,812,476)	1,486,567
Balance, Shares (in Shares) at Dec. 31, 2013	94,646,013
Reclassification from warrant derivative liability due to change in valuation methodology		120,000			120,000
Shares issued for directors fees	$ 409	326,860			327,269
Shares issued for directors fees (in Shares)	408,539
Warrant Cancellation		120,000			120,000
Stock-based compensation expense		865,716			865,716
Net loss				(10,316,317)	(10,316,317)
Balance, Amount at Dec. 31, 2014	$ 95,055	64,526,469	(20,009,496)	(52,128,793)	(7,516,765)
Balance, Shares (in Shares) at Dec. 31, 2014	95,054,552
Shares issued for directors fees	$ 145	117,728			117,873
Shares issued for directors fees (in Shares)	145,495
Net loss				(4,194,465)	(4,194,465)
Balance, Amount at Mar. 31, 2015	$ 95,450	$ 64,743,885	$ (20,009,496)	$ (56,323,258)	$ (11,493,419)
Balance, Shares (in Shares) at Mar. 31, 2015	95,450,047